Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001050743
Registrant Name	PEAPACK GLADSTONE FINANCIAL CORP
Form Type	S-3
Submission Type	S-3D
Fee Exhibit Type	EX-FILING FEES